Share-Based Compensation (Details) - 2018 Plan - Share-Based Payment Arrangement, Option [Member]	6 Months Ended
Jun. 30, 2026 shares
Share-Based Compensation [Line Items]
Granted shares	2,231
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Vest option grants percentage	30.00%
Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation [Line Items]
Option granted years	2 years
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation [Line Items]
Vest option grants percentage	40.00%